TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Trade And Others Payable [Abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	As at
	December 31,	December 31,
	2024	2023
Trade payables and accrued liabilities	$1,164	$5,081
Taxes payable	24	313
Total trade and other payables	$1,188	$5,394